Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Mar. 01, 2014
Focused Dividend Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FDSAX
Focused Dividend Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FDSBX
Focused Dividend Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FDSTX
Focused Dividend Strategy Portfolio | Class W
Risk/Return:
Trading Symbol	FDSWX
SunAmerica Strategic Value Portfolio | Class A
Risk/Return:
Trading Symbol	SFVAX
SunAmerica Strategic Value Portfolio | Class B
Risk/Return:
Trading Symbol	SFDBX
SunAmerica Strategic Value Portfolio | Class C
Risk/Return:
Trading Symbol	SFVTX
Focused Balanced Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FBAAX
Focused Balanced Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FBABX
Focused Balanced Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FBACX
Focused Multi-Asset Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FASAX
Focused Multi-Asset Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FMABX
Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FMATX